Consolidated net debt - Exchange gains/(losses) on US dollar net debt and intragroup balances (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Exchange Gains And Losses [Abstract]
Exchange gains/(losses) on US dollar net debt	$ 554	$ 160	$ (1,578)
Exchange (losses)/gains on intragroup balances	(1,154)	449	(1,961)
Exchange (losses)/gains on settlement of dividends	(1)	2	1
(Charged)/credited to income statement	$ (601)	$ 611	$ (3,538)